UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

Form 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.

Name and address of issuer:

Volumetric Fund, Inc.

87 Violet Drive

Pearl River, NY 10965

2.

The name of each series or class of  securities  for which this Form is filed  (If the  Form is being  filed  for all  series and  classes  of securities  of the  issuer,  check  the box but do not list  series  or classes):

[ X ]

3.

Investment Company Act File Number:

811-04643

Securities Act File Number:

33-12703

4(a) Last day of fiscal year for which this notice is filed: 12/31/18

4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year) (See Instruction A.2)

[    ]

    Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).Check box if this is the last time the issuer will be filing this Form

[    ]

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):

 $ 799,874

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

 $ 1,757,112

(iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$2,523,039

(iv) Total available redemption credits (add, Items 5(ii) and 5(iii):

$ 4,280,151

(v) Net Sales – If Item 5(i) is greater than Item 5(iv)

     [subtract Item 5(iv) from Item 5(i)]:

$ 0

(vi) Redemption credits available for use in future years

     (If Item 5(i) is less than Item 5(iv), subtract Item 5(iv) from Item 5(i)):

            $ 3,480,277

(vii) Multiplier for determining registration fee (See Instruction C.9):

 0.0001212

(viii)   Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no fee is due):

       $ 0.00

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

  [ 0 ]

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

  [ 0 ]

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

$0.00

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):

$0.00

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:

Method of delivery

[    ] Wire Transfer

[    ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)

/S/ Irene Zawitkowski

Irene Zawitkowski

Chair

Date: January 25, 2019